Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Covenant Ratios under Most Significant Loan Agreements with the Russian State-Owned Banks

The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-owned banks as of December 31, 2018:

Restrictive covenants	Requirement	Actual as of December 31, 2018
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.75:1.0	1.79:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.75:1.0	1.82:1.0
Mechel’s Net Debt to EBITDA	Not exceed 6.0:1.0	6.39:1.0
Mechel’s Total Debt to EBITDA	Not exceed 4.5:1.0	6.25:1.0
Mechel’s Cash flow from operating activities to EBITDA	Shall not be less than 0.8:1.0	0.90:1.0
Mechel’s EBITDA to Revenue	Shall not be less than 0.2:1.0	0.24:1.0

The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-owned banks as of December 31, 2017[1]:

Restrictive covenants	Requirement	Actual as of December 31, 2017
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.50:1.0	1.78:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.50:1.0	1.86:1.0
Mechel’s Net Debt to EBITDA	Not exceed 8.0:1.0	6.35:1.0
Mechel’s Total Debt to EBITDA	Not exceed 5.5:1.0	6.07:1.0
Mechel’s Cash flow from operating activities to EBITDA	Shall not be less than 0.8:1.0	0.78:1.0
Mechel’s EBITDA to Revenue	Shall not be less than 0.2:1.0	0.27:1.0